SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 51
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  50
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE TAX-FREE TRUST   FILE NOS 811-3174 and 2-72101
-------------------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
-----------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
---------------------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on _________ pursuant to paragraph (b)
/X/  60 days after filing pursuant to paragraph (a)(1)
/ /  on ___________ pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date)pursuant to paragraph (a)(2) of rule 485.

                           TOUCHSTONE TAX-FREE TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Front and Back Cover Pages
2...........................  Tax-Free Money Market Fund, Ohio Tax-Free
                              Money Market Fund,California Tax-Free Money Market
                              Fund, Florida Tax-Free Money Market Fund;
                              Investment Strategies and Risks
3...........................  Tax-Free Money Market Fund, Ohio Tax-Free
                              Money Market Fund, California Tax-Free Money
                              Market Fund, Florida Tax-Free Money Market Fund
4...........................  Tax-Free Money Market Fund, Ohio Tax-Free
                              Money Market Fund, California Tax-Free Money
                              Market Fund, Florida Tax-Free Money Market Fund;
                              Investment Strategies and Risks
5..........................   None
6...........................  The Fund's Management
7...........................  Investing with Touchstone, Distributions and
                              Taxes
8............................ Investing with Touchstone
9...........................  None

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  The Trust, Municipal Obligations, Quality Ratings
                              of Municipal Obligations, Definitions, Policies
                              and Risk Considerations, Investment Limitations,
                              Portfolio Turnover
13..........................  Trustees and Officers, Code of Ethics, Choosing
                              a Share Class
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisor, The
                              Distributor, Distribution Plan,
                              Custodians, Auditors, Transfer Agent, Securities
                              Transactions, Choosing a Share Class
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price, Other Purchase
                              Information, Redemption in Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Performance Information
22..........................  None

                                                                      PROSPECTUS

                                                                   JULY 15, 2002




THE MARK OF EXCELLENCE

                                                      TAX-FREE MONEY MARKET FUND

                                                                  CLASS S SHARES


TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.




                                   TAX-EXEMPT

TOUCHSTONE TAX-FREE MONEY MARKET FUND - CLASS S SHARES
221 EAST FOURTH STREET, SUITE 300 o CINCINNATI, OHIO 45202 o 800.543.0407

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

Tax-Free Money Market Fund..................................................

Investment Strategies and Risks.............................................

The Fund's Management.......................................................

Investing With Touchstone ..................................................

Distributions and Taxes.....................................................

TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting 1 issuer affect other issuers in the same segment

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a relatively low risk, short-term investment that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that seeks to maintain a stable share price.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in Class A shares of the Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years.

Since Class S shares have no previous operating history, the performance shown is for Class A shares, which are not offered in this prospectus. The performance of Class A and Class S shares is substantially similar because both classes invest in the same portfolio of securities. The performance would differ only to the extent that the two classes have different operating expenses. Class A shares may incur 12b-1 fees up to 0.25% of average net assets and Class S shares may incur 12b-1 fees up to 0.60% of average net assets.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TAX-FREE MONEY MARKET FUND - CLASS A

1992                 2.82%

1993                 2.09%

1994                 2.49%

1995                 3.40%

1996                 2.92%

1997                 2.97%

1998                 2.98%

1999                 2.77%

2000                 3.63%

2001                 2.69%

During the period shown in the bar chart, the highest quarterly return was 0.94% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.47% (for the quarter ended September 30, 1993).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in Class A shares of the Fund. It shows the average annual returns of Class A shares for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001
                                                 1 Year     5 Years     10 Years

TAX-FREE MONEY MARKET FUND - CLASS A SHARES       2.69%      3.01%        2.92%

THE FUND'S FEES AND EXPENSES
----------------------------

This section describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                                  ANNUAL FUND OPERATING EXPENSES
                                                   (EXPENSES THAT ARE DEDUCTED
                                                         FROM FUND ASSETS)

Management Fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.60%
--------------------------------------------------------------------------------
Other Expenses1                                                            0.69%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.79%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                    0.20%
--------------------------------------------------------------------------------
Net Expenses2                                                              1.59%
--------------------------------------------------------------------------------

1    Other Expenses are based on estimated amounts for the current fiscal year.

2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to ____%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2003.

The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year            $
-------------------------
3 Years           $
-------------------------
5 Years           $
-------------------------
10 Years          $
-------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.

THE FUND AT A GLANCE
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities the Fund tends to invest in and some of the main risks associated with the Fund's investments. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the principal types of securities in which the Fund generally will invest. Some of the Fund's investments are described in detail below.

FINANCIAL INSTRUMENTS
   Invests in municipal obligations
   Invests in floating and variable rate municipal obligations
   Invests in when-issued obligations
   Invests in obligations with puts attached
INVESTMENT TECHNIQUES
   Emphasizes federal tax-exempt income


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features which permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.


HOW CAN I TELL, AT A GLANCE, THE FUND'S KEY RISKS
--------------------------------------------------------------------------------

The following table shows some of the main risks to which the Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below.

CREDIT RISK                            P
INTEREST RATE RISK                     P
CONCENTRATION RISK                     P
TAX RISK                               O

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CONCENTRATION RISK. If the Fund invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state, it is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by the Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's sub-advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's sub-advisor, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor.

Touchstone   Advisors  discusses  its  expectations  for  performance  with  the
sub-advisor.    Touchstone    Advisors   provides   written    evaluations   and
recommendations to the Board of

Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied and the SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Touchstone Advisors is responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisor, custodian, transfer agent and administrator. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Fund's sub-advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.50% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The sub-advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The sub-advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUND
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2001, Fort Washington had approximately $19 billion in assets under management. The sub-advisory fee paid to Fort Washington by the Advisor for its services to the Fund during the Fund's fiscal year was 0.15% of average daily net assets.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's sub-advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers two classes of shares: Class A and Class S shares. Class A shares are offered in a separate prospectus. For more information about

Class A shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay up to 1.00% of average daily net assets that are attributable to Class S shares. However, currently the 12b-1 fees for Class S shares are limited to up to 0.60% of average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone Securities, Inc. ("Touchstone") may be automatically invested in Class S shares of the Fund on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

     o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

     o    There is no minimum amount for initial or additional investments.

     o    You  must  complete  the  investment   application  included  in  this
          Prospectus in order to purchase Class S shares. You may also obtain an investment application from Touchstone or your financial institution.

     o Your financial institution will act as the shareholder of record of your Class S shares.

     o Purchase orders received by financial institutions before the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's net asset value ("NAV"). Purchase orders received from financial institutions after 5:00 p.m., Eastern time, are processed at the NAV next determined on the following business day.

     o You may receive a dividend in the Fund on the day you wire an investment if your financial advisor notifies Touchstone of the wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

     o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the

          Fund's  NAV next computed after such order is received in proper form.

     o Financial institutions are responsible for placing their orders in a timely manner.

     o    Financial   institutions   may  set  different   minimum  initial  and
          additional investment requirements, may impose other restrictions or may charge you fees for their services.

     o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     o    Shares held through a financial  institution  may be transferred  into
          your  name   following   procedures   established  by  your  financial
          institution and Touchstone.

     o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

     o    For  more  information   about  how  to  purchase  shares,   telephone
          Touchstone   (Nationwide  call  toll-free   1.800.543.0407)   or  your
          financial institution.

EXCHANGES
--------------------------------------------------------------------------------

     o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by Touchstone in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the

Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made before 12:00 noon Eastern time.

     o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form.

     o Your financial institution may charge you a fee for selling your shares.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

          o    Requiring personal identification

          o Making checks payable only to the owner(s) of the account shown on Touchstone's records

          o Mailing checks only to the account address shown on Touchstone's records

          o Directing wires only to the bank account shown on Touchstone's records

          o Providing written confirmation for transactions requested by telephone

          o    Tape recording instructions received by telephone

Your financial institution will be required to provide an Indemnity Letter to Touchstone in order to redeem shares in an amount that exceeds $100,000.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to your financial institution within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone or electronic request).

Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  sub-advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

     o    During any other time when the SEC, by order, permits

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called NAV, is determined as of 12:00 noon and 4:00 p.m., Eastern time, every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by Touchstone.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be declared daily and paid monthly.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Fund during the preceding year.


The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Fund.

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at: Touchstone Family of Funds o 221 East Fourth Street, Suite 300 o Cincinnati, Ohio 45202 o 1-800.543.0407 o http://www.touchstonefunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

Member Western & Southern Financial Group

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

TOUCHSTONE
                                                                 FAMILY OF FUNDS

                                                                    PROSPECTUS

                                                                   JULY 15, 2002





THE MARK OF EXCELLENCE

                                                 OHIO TAX-FREE MONEY MARKET FUND

                                                                  CLASS S SHARES

TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   TAX-EXEMPT

TOUCHSTONE OHIO TAX-FREE MONEY MARKET FUND - CLASS S SHARES
221 EAST FOURTH STREET, SUITE 300 o CINCINNATI, OHIO 45202 o 800.543.0407

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

Ohio Tax-Free Money Market Fund.............................................

Investment Strategies and Risks.............................................

The Fund's Management.......................................................

Investing With Touchstone ..................................................

Distributions and Taxes.....................................................

OHIO TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax. Under normal circumstances, at least 80% of net assets will be invested in Ohio municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of its net assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may also invest in the following types of Ohio municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:


     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting 1 issuer affect other issuers in the same segment
     o    If economic conditions within the State of Ohio decline
     o Because the Fund is non-diversified and may hold a significant percentage of its assets in the securities of 1 issuer, and the securities of that issuer may not increase in value as expected

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an Ohio resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a stable share price.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in Retail (Class A) shares of the Fund. It shows changes in the performance of the Fund's Retail shares from year to year during the past 10 years.

Since Class S shares have no previous operating history, the performance shown is for Retail shares, which are not offered in this prospectus. The performance of Retail and Class S shares is substantially similar because both classes invest in the same portfolio of securities. The performance would differ only to the extent that the two classes have different operating expenses. Retail shares may incur 12b-1 fees up to 0.25% of average net assets and Class S shares may incur 12b-1 fees up to 0.60% of average net assets.

The Fund's past performance does not necessarily indicate how it will perform in the future.


OHIO TAX-FREE MONEY MARKET FUND - RETAIL SHARES


YEARS           TOTAL RETURN

1992                2.68%

1993                1.99%

1994                2.40%

1995                3.40%

1996                2.94%

1997                3.08%

1998                2.96%

1999                2.70%

2000                3.52%

2001                2.41%

During the period shown in the bar chart, the highest quarterly return was 0.92% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.38% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The following table indicates the risks of investing in the Fund. It shows the average annual returns of Retail shares for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     5 Years     10 Years
OHIO TAX-FREE MONEY MARKET FUND -
RETAIL SHARES                                     2.41%      2.93%        2.81%


THE FUND'S FEES AND EXPENSES
----------------------------

This section describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                                  ANNUAL FUND OPERATING EXPENSES
                                                   (EXPENSES THAT ARE DEDUCTED
                                                         FROM FUND ASSETS)

Management Fees                                                            0.43%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.60%
--------------------------------------------------------------------------------
Other Expenses1                                                            0.22%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.25%
--------------------------------------------------------------------------------

1    Other Expenses are based on estimated amounts for the current fiscal year.

The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year            $
-------------------------
3 Years           $
-------------------------
5 Years           $
-------------------------
10 Years          $
-------------------------

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.

CAN THE FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------------------------------------------------

The Fund may change its investment goal by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any such change took effect.

THE FUND AT A GLANCE
--------------------------------------------------------------------------------
The following two tables can give you a quick basic understanding of the types of securities the Fund tends to invest in and some of the main risks associated with the Fund's investments. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the principal types of securities in which the Fund generally will invest. Some of the Fund's investments are described in detail below.

FINANCIAL INSTRUMENTS
   Invests in municipal obligations
   Invests in floating and variable rate municipal obligations
   Invests in when-issued obligations
   Invests in obligations with puts attached
INVESTMENT TECHNIQUES
   Emphasizes federal tax-exempt income
   Emphasizes state tax-exempt income

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

     o Ohio Municipal Obligations are issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features which permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

HOW CAN I TELL, AT A GLANCE, THE FUND'S KEY RISKS
--------------------------------------------------------------------------------

The following table shows some of the main risks to which the Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below.

CREDIT RISK                            P
INTEREST RATE RISK                     P
NON-DIVERSIFICATION RISK               P
CONCENTRATION RISK                     P
TAX RISK                               O

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

CONCENTRATION RISK. If the Fund invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state, it is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.


     o Ohio Municipal Obligations. Economic and political conditions in the state of Ohio may impact the value of Ohio Municipal Obligations. Ohio's economy retains a strong industrial manufacturing base while steady growth in the services and trade sectors diversifies its overall employment. Ohio has the 8th largest manufacturing-anchored economy in the nation, leaving the state more vulnerable to economic cycles. Overall, moderate to slow growth in the state's economy is expected for the next several years. Although fiscal 2000 financial results indicate another operating surplus, future budgets are expected to be tight, with 2002 general fund revenues estimated to increase only 1% over 2001. More than half of the general fund expenditures are dedicated to education spending as the state continues its efforts to meet the Ohio Supreme Court's mandate for equitable school funding. The Supreme Court found in 1998 that the state's school funding system was unconstitutional because its overreliance on property taxes caused sharp disparities between schools in rich and poor districts. A subsequent decision in 2001 demands up to $1.2 billion more in state money annually for public schools. The Supreme Court decisions pose challenges to the state to balance education funding with competing state spending requirements, while maintaining its strong financial position. To keep within the budget's tight constraints, many state agencies will face budget cuts, which the governor believes will result in more efficient management of programs and delivery of services. Although no issuers of Ohio Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio Municipal Obligations

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by the Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's sub-advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's sub-advisor, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor.

Touchstone Advisors discusses its expectations for performance with the sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied and the SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Touchstone Advisors is responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisor, custodian, transfer agent and administrator. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the sub-advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.43% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The sub-advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The sub-advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUND
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2001, Fort Washington had approximately $19 billion in assets under management. The sub-advisory fee paid to Fort Washington by the Advisor for its services to the Fund during the Fund's fiscal year was 0.15% of average daily net assets.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers three classes of shares: Retail (Class A), Institutional and Class S shares. Retail and Institutional shares are offered in a separate prospectus. For more information about Retail and Institutional shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay up to 1.00% of average daily net assets that are attributable to Class S shares. However, currently the 12b-1 fees for Class S shares are limited to up to 0.60% of average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone Securities, Inc. ("Touchstone") may be automatically invested in Class S shares of the Fund on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

     o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

     o    There is no minimum amount for initial or additional investments.

     o    You  must  complete  the  investment   application  included  in  this
          Prospectus in order to purchase Class S shares. You may also obtain an investment application from Touchstone or your financial institution.

     o Your financial institution will act as the shareholder of record of your Class S shares.

     o Purchase orders received by financial advisors before the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's net asset value ("NAV"). Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the NAV next determined on the following business day.

     o You may receive a dividend in the Fund on the day you wire an investment if your financial advisor notifies Touchstone of the wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

     o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form

     o Financial institutions are responsible for placing their orders in a timely manner.

     o    Financial   institutions   may  set  different   minimum  initial  and
          additional investment requirements, may impose other restrictions or may charge you fees for their services.

     o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     o    Shares held through a financial  institution  may be transferred  into
          your  name   following   procedures   established  by  your  financial
          institution and Touchstone.

     o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

     o    For  more  information   about  how  to  purchase  shares,   telephone
          Touchstone   (Nationwide  call  toll-free   1.800.543.0407)   or  your
          financial institution.

EXCHANGES
--------------------------------------------------------------------------------

     o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by Touchstone in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made before 12:00 noon Eastern time.

     o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form.

     o Your financial institution may charge you a fee for selling your shares.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

          o    Requiring personal identification

          o Making checks payable only to the owner(s) of the account shown on Touchstone's records

          o Mailing checks only to the account address shown on Touchstone's records

          o Directing wires only to the bank account shown on Touchstone's records

          o Providing written confirmation for transactions requested by telephone

          o    Tape recording instructions received by telephone

Your financial institution will be required to provide an Indemnity Letter to Touchstone in order to redeem shares in an amount that exceeds $100,000.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to your financial institution within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone or electronic request).

Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution r may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  sub-advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

     o    During any other time when the SEC, by order, permits

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called NAV, is determined as of 12:00 noon and 4:00 p.m., Eastern time, every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by Touchstone.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be declared daily and paid monthly.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Fund during the preceding year.

The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Fund.

ooo  SPECIAL TAX CONSIDERATION
     o Dividends from the Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio municipal obligations. Distributions received from the Fund are generally not subject to Ohio municipal income taxation. Dividends from the Fund that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Fund will be included in the computation of the Ohio corporation franchise tax on the net worth basis.

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at: Touchstone Family of Funds o 221 East Fourth Street, Suite 300 o Cincinnati, Ohio 45202 o 1-800.543.0407 o http://www.touchstonefunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

Member Western & Southern Financial Group

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

TOUCHSTONE
                                                                 FAMILY OF FUNDS

                                                                      PROSPECTUS

                                                                   JULY 15, 2002




THE MARK OF EXCELLENCE

                                              FLORIDA TAX-FREE MONEY MARKET FUND

                                                                  CLASS S SHARES

TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   TAX-EXEMPT

TOUCHSTONE FLORIDA TAX-FREE MONEY MARKET FUND - CLASS S SHARES
221 EAST FOURTH STREET, SUITE 300 o CINCINNATI, OHIO 45202 o 800.543.0407



TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

Florida Tax-Free Money Market Fund..........................................

Investment Strategies and Risks.............................................

The Fund's Management.......................................................

Investing With Touchstone ..................................................

Distributions and Taxes.....................................................

FLORIDA TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax. Under normal circumstances, at least 80% of net assets will be invested in Florida municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and the Florida intangible personal property tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may also invest in the following types of Florida municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:


     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting 1 issuer affect other issuers in the same segment
     o    If economic conditions within the State of Florida decline
     o Because the Fund is non-diversified and may hold a significant percentage of its assets in the securities of 1 issuer, and the securities of that issuer may not increase in value as expected

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are a Florida resident seeking a relatively low risk, short-term investment that offers income exempt from both federal income tax and the Florida intangible personal property tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment which maintains a constant share price.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in Class A shares of the Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started.

Since Class S shares have no previous operating history, the performance shown is for Class A shares which are not offered in this prospectus. The performance of Class A and Class S shares is substantially similar because both classes invest in the same portfolio of securities. The performance would differ only to the extent that the two classes have different operating expenses. Class A shares may incur 12b-1 fees up to 0.25% of average net assets and Class S shares may incur 12b-1 fees up to 0.60% of average net assets.

The Fund's past performance does not necessarily indicate how it will perform in the future.

FLORIDA TAX-FREE MONEY MARKET FUND - CLASS A

YEARS           TOTAL RETURN

1993                2.24%

1994                2.40%

1995                3.56%

1996                2.98%

1997                3.00%

1998                2.94%

1999                2.63%

2000                3.45%

2001                2.51%

During the period shown in the bar chart, the highest quarterly return was 0.94% (for the quarter ended June 30, 1995) and the lowest quarterly return was 0.42% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The following table indicates the risks of investing in Class A shares of the Fund. It shows the average annual returns of Class A shares for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                         Since
                                                                         Fund
                                                 1 Year     5 Years     Started*

Florida Tax-Free Money Market Fund - Class A      2.51%      2.90%       2.87%


*Class A shares began operations on November 13, 1992.

THE FUND'S FEES AND EXPENSES
----------------------------

This section describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.


                                                  ANNUAL FUND OPERATING EXPENSES
                                                    (EXPENSES THAT ARE DEDUCTED
                                                          FROM FUND ASSETS)

Management Fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.60%
--------------------------------------------------------------------------------
Other Expenses1                                                            0.60%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.70%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement2                                   0.36%
--------------------------------------------------------------------------------
Net Expenses                                                               1.34%
--------------------------------------------------------------------------------

     1 Other Expenses are based on estimated amounts for the current fiscal year.
     2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses to ____%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2003.

The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             $
--------------------------
3 Years            $
--------------------------
5 Years            $
--------------------------
10 Years           $
--------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.

THE FUND AT A GLANCE
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities the Fund tends to invest in and some of the main risks associated with the Fund's investments. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the principal types of securities in which the Fund generally will invest. Some of the Fund's investments are described in detail below.


FINANCIAL INSTRUMENTS
     Invests in municipal obligations
     Invests in floating and variable rate municipal obligations
     Invests in when-issued obligations
     Invests in obligations with puts attached

INVESTMENT TECHNIQUES
     Emphasizes federal tax-exempt income
     Emphasizes state tax-exempt income

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

     o Florida Municipal Obligations are issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and the Florida intangible personal property tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features which permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

HOW CAN I TELL, AT A GLANCE, THE FUND'S KEY RISKS
--------------------------------------------------------------------------------

The following table shows some of the main risks to which the Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below.

CREDIT RISK                            P
INTEREST RATE RISK                     P
NON-DIVERSIFICATION RISK               P
CONCENTRATION RISK                     P
TAX RISK                               O

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

CONCENTRATION RISK. If the Fund invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state, it is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

     o Florida Municipal Obligations. Economic and political conditions in the state of Florida may impact the value of Florida Municipal Obligations. Florida has a service-based economy that has performed well, recording strong and consistent growth in population, employment and income. Florida's location, climate, natural resources, and favorable tax environment continue to drive economic performance. Florida does not have a tax on personal income but has an ad valorem tax on intangible personal property as well as sales and use taxes. These taxes are the principal source of funds to meet state expenses, including the repayment of its debt obligations. As a result, the state has a relatively narrow tax base with approximately 73% of its revenues derived from the 6% sales and use tax. Despite this reliance on a cyclical revenue source, Florida has managed its overall financial program well. The state has generated operating surpluses in recent years while maintaining tax levels and funding growth-related service requirements. Florida's constitutional budget stabilization reserve has been fully funded at 5% of revenues since fiscal 1999. While slightly diminished in fiscal 2001, and additional declines projected for 2002, reserves will remain above 6% of general fund revenues. Florida has had significant spending pressure in the area of health and human services. The strength in job growth, consumer spending and business investments is expected to moderate some in fiscal year 2001-2002, but not enough to threaten the ten-year economic expansion Florida has enjoyed. The state budget financial outlook is positive, with revenue growth expected to be solid, but slightly below the average seen in recent years. The length and duration of the national economic slowdown, as well as the economic performance of Latin America and Europe, will be key determinants in the state's economic and revenue performance in fiscal 2002, particularly tourism activity. Although no Florida Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Florida Municipal Obligations.

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by the Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.


THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's sub-advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's sub-advisor, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor.

Touchstone Advisors discusses its expectations for performance with the sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied and the SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Touchstone Advisors is responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisor, custodian, transfer agent and administrator. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the sub-advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.50% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The sub-advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The sub-advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUND
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2001, Fort Washington had approximately $19 billion in assets under management. The sub-advisory fee paid to Fort Washington by the Advisor for its services to the Fund during the Fund's fiscal year was 0.15% of average daily net assets.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers two classes of shares: Class A and Class S shares. Class A shares are offered in a separate prospectus. For more information about Class A shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay up to 1.00% of average daily net assets that are attributable to Class S shares. However, currently the 12b-1 fees for Class S shares are limited to up to 0.60% of average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone Securities, Inc. ("Touchstone") may be automatically invested in Class S shares of the Fund on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

     o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

     o    There is no minimum amount for initial or additional investments.

     o    You  must  complete  the  investment   application  included  in  this
          Prospectus in order to purchase Class S shares. You may also obtain an investment application from Touchstone or your financial institution.

     o Your financial institution will act as the shareholder of record of your Class S shares.

     o Purchase orders received by financial institutions before the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's net asset value ("NAV"). Purchase orders received from financial institutions after 5:00 p.m., Eastern time, are processed at the NAV next determined on the following business day.

     o You may receive a dividend in the Fund on the day you wire an investment if your financial institution notifies Touchstone of the wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

     o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

     o Financial institutions are responsible for placing their orders in a timely manner.

     o    Financial   institutions   may  set  different   minimum  initial  and
          additional investment requirements, may impose other restrictions or may charge you fees for their services.

     o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     o    Shares held through a financial  institution  may be transferred  into
          your  name   following   procedures   established  by  your  financial
          institution and Touchstone.

     o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

     o    For  more  information   about  how  to  purchase  shares,   telephone
          Touchstone   (Nationwide  call  toll-free   1.800.543.0407)   or  your
          financial institution.

EXCHANGES
--------------------------------------------------------------------------------

     o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by Touchstone in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made before 12:00 noon Eastern time.

     o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form.

     o Your financial institution may charge you a fee for selling your shares.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

          o    Requiring personal identification

          o Making checks payable only to the owner(s) of the account shown on Touchstone's records

          o Mailing checks only to the account address shown on Touchstone's records

          o Directing wires only to the bank account shown on Touchstone's records

          o Providing written confirmation for transactions requested by telephone

          o    Tape recording instructions received by telephone

Your financial institution will be required to provide an Indemnity Letter to Touchstone in order to redeem shares in an amount that exceeds $100,000.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to your financial institution within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone or electronic request).

Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  sub-advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

     o    During any other time when the SEC, by order, permits

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called NAV, is determined as of 12:00 noon and 4:00 p.m., Eastern time, every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by Touchstone.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be declared daily and paid monthly.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Fund during the preceding year.


The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Fund.

ooo  SPECIAL TAX CONSIDERATION

o Florida does not impose an income tax on individuals but does have a corporate income tax. For purposes of the Florida income tax, corporate shareholders are generally subject to tax on all distributions from the Fund. Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless the shares qualify for an exemption from that tax. Shares of the Fund owned by a Florida resident will be exempt from the intangible personal property tax as long as the portion of the Fund's portfolio not invested in direct U.S. Government obligations is at least 90% invested in Florida municipal obligations exempt from that tax. The Fund will attempt to ensure that, on January 1 of each year, at least 90% of its portfolio consists of Florida municipal obligations exempt from the Florida intangible personal property tax.

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at: Touchstone Family of Funds o 221 East Fourth Street, Suite 300 o Cincinnati, Ohio 45202 o 1-800.543.0407 o http://www.touchstonefunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

Member Western & Southern Financial Group

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

TOUCHSTONE
                                                                 FAMILY OF FUNDS

                                                                      PROSPECTUS

                                                                   JULY 15, 2002

THE MARK OF EXCELLENCE

                                           CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                  CLASS S SHARES



TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS


The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   TAX-EXEMPT

TOUCHSTONE CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS S SHARES
221 EAST FOURTH STREET, SUITE 300 o CINCINNATI, OHIO 45202 o 800.543.0407





TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page

California Tax-Free Money Market Fund.......................................

Investment Strategies and Risks.............................................

The Fund's Management.......................................................

Investing With Touchstone ..................................................

Distributions and Taxes.....................................................

CALIFORNIA TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and California income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax. Under normal circumstances, at least 80% of net assets will be invested in California municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and California income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may also invest in the following types of California municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.

     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting 1 issuer affect other issuers in the same segment
     o    If economic conditions within the State of California decline
     o Because the Fund is non-diversified and may hold a significant percentage of its assets in the securities of 1 issuer, and the securities of that issuer may not increase in value as expected

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------
This Fund is most appropriate for you if you are a California resident seeking a relatively low risk, short-term investment that offers income exempt from both federal and California income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund is appropriate for you if you are looking for an investment that maintains a constant share price.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shown below indicates the risks of investing in Class A shares of the Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years.

Since Class S shares have no previous operating history, the performance shown is for Class A shares which are not offered in this prospectus. The performance of Class A and Class S shares is substantially similar because both classes invest in the same portfolio of securities. The performance would differ only to the extent that the two classes have different operating expenses. Class A shares may incur 12b-1 fees up to 0.25% of average net assets and Class S shares may incur 12b-1 fees up to 0.60% of average net assets.

The Fund's past performance does not necessarily indicate how it will perform in the future.

CALIFORNIA TAX-FREE MONEY MARKET FUND CLASS A

YEARS           TOTAL RETURN

1992                2.77%

1993                1.95%

1994                2.29%

1995                3.18%

1996                2.78%

1997                2.89%

1998                2.82%

1999                2.52%

2000                3.04%

2001                2.00%

During the period shown in the bar chart, the highest quarterly return was 0.84% (for the quarter ended June 30, 2000) and the lowest quarterly return was 0.29% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The following table indicates the risks of investing in Class A shares of the Fund. It shows the average annual returns of Class A shares for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                        Since
                                                                        Fund
                                   1 Year     5 Years     10 Years     Started*
CALIFORNIA TAX-FREE MONEY MARKET
FUND-CLASS A SHARES                   2.00%      2.65%        2.62%        3.09%
--------------------------------------------------------------------------------

   *Class A shares began operations on July 25, 1989.

THE FUND'S FEES AND EXPENSES
----------------------------

This section describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                                  ANNUAL FUND OPERATING EXPENSES
                                                   (EXPENSES THAT ARE DEDUCTED
                                                         FROM FUND ASSETS)

Management Fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.60%
--------------------------------------------------------------------------------
Other Expenses1                                                            0.29%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.39%
--------------------------------------------------------------------------------

1    Other Expenses are based on estimated amounts for the current fiscal year.

The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year               $
------------------------------
3 Years              $
------------------------------
5 Years              $
------------------------------
10 Years             $
------------------------------

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.

THE FUND AT A GLANCE
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities the Fund tends to invest in and some of the main risks associated with the Fund's investments. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the principal types of securities in which the Fund generally will invest. Some of the Fund's investments are described in detail below.


FINANCIAL INSTRUMENTS
     Invests in municipal obligations
     Invests in floating and variable rate municipal obligations
     Invests in when-issued obligations
     Invests in obligations with puts attached
INVESTMENT TECHNIQUES
     Emphasizes federal tax-exempt income
     Emphasizes state tax-exempt income


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

     o California Municipal Obligations are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features which permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.


HOW CAN I TELL, AT A GLANCE, THE FUND'S KEY RISKS
--------------------------------------------------------------------------------

The following table shows some of the main risks to which the Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below.

CREDIT RISK                            P
INTEREST RATE RISK                     P
NON-DIVERSIFICATION RISK               P
CONCENTRATION RISK                     P
TAX RISK                               O

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

CONCENTRATION RISK. If the Fund invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state, it is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

     o California Municipal Obligations. Economic and political conditions in the state of California may impact the value of California Municipal Obligations. California has a broad-based economy that has grown rapidly in past years, enabling the state to accumulate substantial cash resources. However, the energy crisis which began in late 2000 has resulted in increased financial risks for the state. As a result of continuous expenditures by the state for the purchase of power, the state's cash reserves have been significantly depleted. The state's weakened cash position will likely force it to seek external cash flow borrowing for the General Fund during 2002, reversing the trend over the last two fiscal years in which the state has not needed to borrow externally for seasonal cash flow purposes. The state has authorized the issuance of $13.4 billion in revenue bonds to fund power purchases and to repay the General Fund for past advances to utility companies. Although the industries that drive the California economy are not heavy users of energy, uncertainty regarding cost and availability of energy and the threat of unreliable power going forward have already damaged the state's business climate, reputation and longer-term growth prospects. In April 2001, Standard & Poor's lowered its ratings on bonds issued by California, followed by a downgrade by Moody's in May 2001. These downgrades were made in response to the continuing energy crisis, as well as the risks associated to trends in the broader U.S. and California economies. The weakening U.S. economic outlook and stock market performance, particularly in the technology-oriented NASDAQ market, produce major changes to the income and sales tax forecasts. The governor is seeking to reduce General
          Fund spending, but the spending cuts do not match the revenue declines. Although no issuers of California municipal obligations are currently in default on their payments of interest and principal, a default could adversely impact the market values and marketability of all California Municipal Obligations.

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by the Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's Sub-Advisor, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor.

Touchstone Advisors discusses its expectations for performance with the sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied and the SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Touchstone Advisors is responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisor, custodian, transfer agent and administrator. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the sub-advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.50% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The sub-advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The sub-advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUND
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2001, Fort Washington had approximately $19 billion in assets under management. The sub-advisory fee paid to Fort Washington by the Advisor for its services to the Fund during the Fund's fiscal year was 0.15% of average daily net assets.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers two classes of shares: Class A and Class S shares. Class A shares are offered in a separate prospectus. For more information about Class A shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay up to 1.00% of average daily net assets that are attributable to Class S shares. However, currently the 12b-1 fees for Class S shares are limited to up to 0.60% of average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone Securities, Inc. ("Touchstone") may be automatically invested in Class S shares of the Fund on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

     o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

     o    There is no minimum amount for initial or additional investments.

     o You must complete the investment application included in this Prospectus in order to purchase Class S shares. You may also obtain an investment application from Touchstone or your financial institution.

     o Your financial institution will act as the shareholder of record of your Class S shares.

     o Purchase orders received by financial institutions before the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's net asset value ("NAV"). Purchase orders received from financial institutions after 5:00 p.m., Eastern time, are processed at the NAV next determined on the following business day.

     o You may receive a dividend in the Fund on the day you wire an investment if your financial advisor notifies Touchstone of the wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

     o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form

     o Financial institutions are responsible for placing their orders in a timely manner.

     o    Financial   institutions   may  set  different   minimum  initial  and
          additional investment requirements, may impose other restrictions or may charge you fees for their services.

     o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     o    Shares held through a financial  institution  may be transferred  into
          your  name   following   procedures   established  by  your  financial
          institution and Touchstone.

     o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

     o    For  more  information   about  how  to  purchase  shares,   telephone
          Touchstone   (Nationwide  call  toll-free   1.800.543.0407)   or  your
          financial institution.

EXCHANGES
--------------------------------------------------------------------------------

     o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by Touchstone in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request if properly made before 12:00 noon Eastern time.

     o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form.

     o Your financial institution may charge you a fee for selling your shares.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

             o    Requiring personal identification

             o Making checks payable only to the owner(s) of the account shown on Touchstone's records

             o Mailing checks only to the account address shown on Touchstone's records

             o Directing wires only to the bank account shown on Touchstone's records

             o Providing written confirmation for transactions requested by telephone

             o    Tape recording instructions received by telephone

Your financial institution will be required to provide an Indemnity Letter to Touchstone in order to redeem shares in an amount that exceeds $100,000.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to your financial institution within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone or electronic request).

Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  sub-advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

     o    During any other time when the SEC, by order, permits

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called NAV, is determined as of 12:00 noon and 4:00 p.m., Eastern time, every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by Touchstone.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be declared daily and paid monthly.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Fund during the preceding year.

The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Fund.

ooo  SPECIAL TAX CONSIDERATION
     o The Fund expects that substantially all dividends paid by the Fund will not be subject to California state income tax. However, the Fund may invest a portion of its assets in obligations which pay interest that is not exempt from federal income tax and/or California income tax.

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at: Touchstone Family of Funds o 221 East Fourth Street, Suite 300 o Cincinnati, Ohio 45202 o 1-800.543.0407 o http://www.touchstonefunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

Member Western & Southern Financial Group

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

TOUCHSTONE
                                                                 FAMILY OF FUNDS

                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                July 15, 2002

                           TAX-FREE MONEY MARKET FUND
                         OHIO TAX-FREE MONEY MARKET FUND
                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                       FLORIDA TAX-FREE MONEY MARKET FUND

                                 CLASS S SHARES

This Statement of Additional Information is not a prospectus. It should be read together with each Fund's prospectus dated July 15, 2002 for Class S shares.
A copy of the prospectus can be obtained by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling Touchstone nationwide toll-free, 1.800.543.0407, or in Cincinnati 362.4921.

                       STATEMENT OF ADDITIONAL INFORMATION

                            TOUCHSTONE TAX-FREE TRUST
                        221 EAST FOURTH STREET, SUITE 300
                             CINCINNATI, OHIO 45202

                                TABLE OF CONTENTS                           PAGE
                                -----------------

THE TRUST......................................................................3

MUNICIPAL OBLIGATIONS..........................................................5

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS......................................10

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS.................................13

INVESTMENT LIMITATIONS........................................................17

TRUSTEES AND OFFICERS.........................................................26

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................................30

THE DISTRIBUTOR...............................................................32

DISTRIBUTION PLAN.............................................................34

SECURITIES TRANSACTIONS.......................................................36

CODE OF ETHICS................................................................38

PORTFOLIO TURNOVER............................................................38

CALCULATION OF SHARE PRICE ...................................................38

CHOOSING A SHARE CLASS........................................................41

OTHER PURCHASE INFORMATION....................................................48

TAXES.........................................................................50

REDEMPTION IN KIND............................................................52

PERFORMANCE INFORMATION.......................................................53

PRINCIPAL SECURITY HOLDERS....................................................57

CUSTODIANS....................................................................59

INDEPENDENT AUDITORS..........................................................60

TRANSFER AGENT................................................................60

FINANCIAL STATEMENTS..........................................................61

THE TRUST
---------

Touchstone Tax-Free Trust (the "Trust"), formerly Countrywide Tax-Free Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Market Fund (formerly the Tax-Free Money Fund), the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Bond Fund (formerly the Ohio Insured Tax-Free Fund), the Ohio Tax-Free Money Market Fund (formerly the Ohio Tax-Free Money Fund), the California Tax-Free Money Market Fund (formerly the California Tax-Free Money Fund) and the Florida Tax-Free Money Market Fund (formerly the Florida Tax-Free Money Fund). This Statement of Additional Information only provides information about Class S shares of the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund (referred to individually as a "Fund" and collectively as the "Funds"). Information about the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Bond Fund and other classes of shares of the Funds is contained in a separate Statement of Additional Information. Each Fund has its own investment goals and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each dollar of a full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Retail (Class A) shares, Institutional shares and Class S shares of the Ohio Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Retail shares and Class S shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and (vi) each class offers different features and services to shareholders.

Both Class A and Class S shares of each of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and (v) each class offers different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS
---------------------

Each Fund invests primarily in Municipal Obligations. Municipal Obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. The Ohio Tax-Free Money Market Fund invests primarily in Ohio Obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Market Fund invests primarily in California Obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Florida Tax-Free Money Market Fund invests primarily in Florida Obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal  obligations  consist  of  tax-exempt  bonds,   tax-exempt  notes  and
tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

     1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

     3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Sub-Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interests will be tax-exempt when distributed as dividends to shareholders. As a matter of operating policy, each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Sub-Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Sub-Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment. As a matter of operating policy, each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Sub-Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price which a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Sub-Advisor, under the direction of the Board of Trustees, to present minimal credit risks.

In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------

The Funds may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs which may rate the obligations of the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch").

     MOODY'S RATINGS

     1. TAX-EXEMPT BONDS. The two highest ratings of Moody's for tax-exempt bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds.

     2. TAX-EXEMPT NOTES. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group.

     3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

     S&P RATINGS

     1. TAX-EXEMPT BONDS. The two highest ratings of S&P for tax-exempt bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     FITCH RATINGS

     1. TAX-EXEMPT BONDS. The two highest ratings of Fitch for tax-exempt bonds are AAA and AA. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

     2. TAX-EXEMPT NOTES. The ratings F-1+ and F-1 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues.

     3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

GENERAL. The ratings of Moody's, S&P and Fitch represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Sub-Advisor to appraise independently the fundamental quality of the obligations held by the Funds. Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation which depends on the credit of the U.S. Government (e.g. project notes) will be considered by the Sub-Advisor as having the equivalent of the highest rating of Moody's, S&P or Fitch. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P or Fitch. Each Fund may also invest in Municipal Obligations that are not rated if, in the opinion of the Sub-Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the investment policies of the Funds described in the Prospectuses appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. As a matter of operating policy, each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. As a matter of operating policy, a Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of either certificates of deposit, eligible bankers' acceptances or securities which are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. As a matter of operating policy, each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING AND PLEDGING. The Funds may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

A Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets. As a matter of operating policy, the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund may each borrow money from banks or other lenders in an amount not exceeding 10% of its total assets and will not pledge more than 10% of its total assets. As a matter of operating policy, the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund will not make any additional purchases of portfolio securities while borrowing are outstanding. As a matter of operating policy, the Ohio Tax-Free Money Market Fund will not make any purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies that may not be changed without the affirmative vote of a majority of its outstanding shares.

SECURITIES WITH LIMITED MARKETABILITY. As a matter of operating policy, each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market and repurchase agreements not terminable within seven days. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Sub-Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE FUNDS ARE:

     1. BORROWING MONEY. Each Fund will not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING. Each Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     3. LOANS. Each Fund may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     4. REAL ESTATE. Each Fund may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transaction in real estate or interests in real estate.

     5. COMMODITIES. Each Fund may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

     6. CONCENTRATION. Each Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     7. SENIOR SECURITIES. Each Fund may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

In addition, the Ohio Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund and the California Tax-Free Money Market Fund have adopted the following fundamental investment restriction with respect to illiquid investments: Each Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Funds will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities.

Except for temporary defensive purposes, the assets of the Tax-Free Money Market Fund will be invested so that no more than 20% of the annual income of the Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation.

The Tax-Free Money Market Fund has a fundamental policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. The Ohio Tax-Free Money Market Fund has a fundamental policy that under normal circumstances at least 80% of its net assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax and Ohio personal income tax. The California Tax-Free Money Market Fund has a fundamental policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and California income tax. The Florida Tax-Free Money Market Fund has a fundamental policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and the Florida intangible personal property tax. These fundamental policies may not be changed without the approval of a Fund's shareholders.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Family of Funds and other directorships held.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE1:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                           FUNDS
                                                                                                         OVERSEEN
      NAME                   POSITION(S)    TERM OF OFFICE2                                               IN THE        OTHER
     ADDRESS                 HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S) DURING         TOUCHSTONE   DIRECTORSHIPS
       AGE                   TRUST          TIME SERVED          PAST 5 YEARS                            FAMILY3        HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder             Trustee and    Until retirement     President and a director of IFS             31     Director of
Touchstone Advisors, Inc.    President      at age 75 or         Financial Services, Inc. (a holding                LaRosa's (a
221 East Fourth Street                      until she resigns    company), Touchstone Advisors, Inc. (the           restaurant
Cincinnati, OH                              or is removed.       Trust's investment advisor) and                    chain).
Age: 46                                                          Touchstone Securities, Inc. (the Trust's
                                            Trustee since        distributor). She is Senior Vice
                                            1999.                President of The Western and Southern
                                                                 Life Insurance Company and a director of
                                                                 Capital Analysts Incorporated (a
                                                                 registered investment advisor and
                                                                 broker-dealer), Integrated Fund
                                                                 Services, Inc. (the Trust's
                                                                 administrator and transfer agent) and
                                                                 IFS Fund Distributors, Inc. (a
                                                                 registered broker-dealer). She is also
                                                                 President and a director of IFS Agency
                                                                 Services, Inc. (an insurance agency),
                                                                 IFS Insurance Agency, Inc. and Fort
                                                                 Washington Brokerage Services, Inc. (a
                                                                 registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II        Trustee        Until retirement     Retired Senior Partner of Frost Brown       31     Director of
5155 Ivyfarm Road                           in 2005 or           Todd LLC (a law firm).                             Consolidated
Cincinnati, OH                              until he resigns                                                        Health Services,
Age: 73                                     or is removed.                                                          Inc.

                                            Trustee since
                                            2000.
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman           Trustee        Until retirement     Retired Vice President of The Procter &     31     Director of
c/o Touchstone                              at age 75 or         Gamble Company. A Trustee of The Procter           LCA-Vision (a
Advisors, Inc.                              until he resigns     & Gamble Profit Sharing Plan and the               laser vision
221 East Fourth Street                      or is removed.       Procter & Gamble Employee Stock                    correction
Cincinnati, OH                                                   Ownership Plan.                                    company).
Age: 73                                     Trustee since
                                            1999.
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox               Trustee        Until retirement     President and Chief Executive Officer       31     Director of the
105 East Fourth Street                      at age 75 or         of Cox Financial Corp. (a financial                Federal Reserve
Cincinnati, OH                              until he resigns     services company).                                 Bank of
Age: 54                                     or is removed.                                                          Cleveland;
                                                                                                                    Broadwing, Inc.
                                            Trustee since                                                           (a
                                            1999.                                                                   communications
                                                                                                                    company); and
                                                                                                                    Cinergy
                                                                                                                    Corporation (a
                                                                                                                    utility
                                                                                                                    company).
------------------------------------------------------------------------------------------------------------------------------------

                                       18

------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner             Trustee        Until retirement     Principal of HJL Enterprises (a             31     None
4700 Smith Road                             at age 75 or         privately held investment company);
Cincinnati, OH                              until he resigns     Chairman of Crane Electronics, Inc. (a
Age: 63                                     or is removed.       manufacturer of electronic connectors).

                                            Trustee since
                                            1989.
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson           Trustee        Until retirement     President of Orchem, Inc. (a chemical       31     None
621 Tusculum  Avenue                        at age 75 or         specialties distributor), Orpack Stone
Cincinnati, OH                              until he resigns     Corporation (a corrugated box
Age: 63                                     or is removed.       manufacturer) and ORDMS (a solution
                                                                 planning firm).
                                            Trustee since
                                            1995.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg          Trustee        Until retirement     Retired Partner of KPMG LLP (a              31     None
4815 Drake Road                             at age 75 or         certified public accounting firm). He
Cincinnati, OH                              until he resigns     is a Development Director of St.
Age: 67                                     or is removed.       Xavier High School.

                                            Trustee since
                                            1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.

3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Investment Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.
Each Trustee is also a Trustee of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.


------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                           FUNDS
                                                                                                         OVERSEEN
      NAME                   POSITION       TERM OF OFFICE                                                IN THE        OTHER
     ADDRESS                 HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S) DURING         TOUCHSTONE   DIRECTORSHIPS
       AGE                    TRUST1        TIME SERVED          PAST 5 YEARS                            FAMILY2        HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder             President      Until she sooner     See table above                             31     See table above
Touchstone Advisors, Inc.                   dies, resigns, is
221 East Fourth Street                      removed or
Cincinnati, OH                              becomes
Age: 46                                     disqualified

                                            President since
                                            2000
------------------------------------------------------------------------------------------------------------------------------------
Maryellen Peretzky           Vice           Until she sooner     Senior Vice President and Secretary of      31     None
Touchstone Advisors, Inc.    President      dies, resigns, is    Fort Washington Brokerage Services,
221 East Fourth Street                      removed or           Inc., Integrated Fund Services, Inc.
Cincinnati, OH                              becomes              and IFS Fund Distributors, Inc. She is
Age: 49                                     disqualified         Assistant Secretary of Fort Washington
                                                                 Investment Advisors, Inc.
                                            Vice President
                                            since 1998
------------------------------------------------------------------------------------------------------------------------------------

                                       19

------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft         Controller     Until she sooner     Senior Vice President, Chief Financial      31     None
Touchstone Advisors, Inc.                   dies, resigns, is    Officer and Treasurer of Integrated
221 East Fourth Street                      removed or           Fund Services, Inc., IFS Fund
Cincinnati, OH                              becomes              Distributors, Inc. and Fort Washington
Age: 40                                     disqualified         Brokerage Services, Inc. She is Chief
                                                                 Financial Officer of IFS Financial
                                            Controller since     Services, Inc., Touchstone Advisors,
                                            2000                 Inc. and Touchstone Securities, Inc.
                                                                 and Assistant Treasurer of Fort
                                                                 Washington Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart           Treasurer      Until he sooner      President of Integrated Fund Services,      31     None
Integrated Fund                             dies, resigns, is    Inc. and IFS Fund Distributors, Inc.
Services, Inc.                              removed or           From 1998 until 2000, he was a
221 East Fourth Street                      becomes              Director, Transfer Agency and Mutual
Cincinnati, OH                              disqualified         Fund Distribution for Nationwide
Age: 39                                                          Advisory Services, Inc. From 1990 until
                                            Treasurer since      1998, he was Vice President, Client
                                            2000                 Services for BISYS Fund Services.
------------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking              Secretary      Until she sooner     Vice President - Managing Attorney of       31     None
Integrated Fund                             dies, resigns, is    Integrated Fund Services, Inc. and IFS
Services, Inc.                              removed or           Fund Distributors, Inc.
221 East Fourth Street                      becomes
Cincinnati, OH                              disqualified
Age: 33
                                            Secretary since
                                            1999
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Investment Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2001:

                                    DOLLAR RANGE OF          AGGREGATE DOLLAR
                                  EQUITY SECURITIES         RANGE OF SHARES IN
                                       IN TRUST           THE TOUCHSTONE FAMILY1

J. Leland Brewster II                    None               $10,001 - $50,000
William O. Coleman                       None                 $0 - $10,000
Phillip R. Cox                           None                     None
H. Jerome Lerner                     $1 - $10,000             Over $100,000
Jill T. McGruder                  $50,001 - $100,000          Over $100,000
Oscar P. Robertson                       None                 Over $100,000
Robert E. Stautberg                      None               $10,001 - $50,000

1 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Investment Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Family of Funds during the fiscal year ended June 30, 2001.

                                                DEFERRED       AGGREGATE
                                                COMPENSATION   COMPENSATION FROM
                                 COMPENSATION   ACCRUED        THE TOUCHSTONE
NAME                             FROM TRUST     FROM TRUST1    FAMILY2
----                             ----------     -----------    -------

J. Leland Brewster II            $ 1,642        $ 1,859        $14,438
William O. Coleman               $ 2,594        $ 2,302        $20,875
Philip R. Cox                    $ 4,896        $     0        $20,875
H. Jerome Lerner                 $ 4,063        $     0        $16,438
*Jill T. McGruder                $     0        $     0        $     0
Oscar P. Robertson               $ 1,875        $ 1,771        $15,063
Robert E. Stautberg              $ 2,807        $ 2,401        $22,125

     (1) Effective January 1, 2001, the Trustees who are not interested persons of the Trust (the "Independent Trustees") are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended June 30, 2001 is as follows: J. Leland Brewster - $7,438, William O. Coleman - $9,208, Oscar P. Robertson - $7,083 and Robert E. Stautberg $9,604.

     (2) The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Strategic Trust, six series of Touchstone
     Investment  Trust  and  thirteen  variable  annuity  series  of  Touchstone
     Variable Series Trust. Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

Each Independent Trustee receives a quarterly retainer of $2,500, a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member receives a fee of $750 for in-person attendance at each Committee meeting or $250 for attendance by telephone. These fees are split equally among the Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the Investment Company Act of 1940 and other applicable laws and the

Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions:

AUDIT  COMMITTEE.  Messrs.  Lerner,  Stautberg  and _________ are members of the
Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended June 30, 2001, the Audit Committee held four meetings.

VALUATION COMMITTEE. Messrs. Brewster, Coleman, Cox and Robertson are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended June 30, 2001, the Valuation Committee held five meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended June 30, 2001, the Nominating Committee did not hold any meetings.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Ms. McGruder, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not a Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of average daily net assets up to $100 million; 0.45% of such assets from $100 million to $200 million; 0.40% of such assets from $200 million to $300 million; and 0.375% of assets over $300 million.

Set forth below are the advisory fees incurred by the Funds during the fiscal years ended June 30, 2001, 2000 and 1999. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. was the investment advisor for the Funds.

                                               2001         2000         1999
                                               ----         ----         ----

Tax-Free Money Market Fund(1)               $  132,456   $  133,557   $  143,015
Ohio Tax-Free Money Market Fund(2)           1,676,404    1,689,476    1,597,319
California Tax-Free Money Market Fund(3)       355,236      317,209      278,310
Florida Tax-Free Money Market Fund(4)           97,183      132,570      285,704

     (1)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $52,881 and $27,592 of its fees during the fiscal years ended June 30, 2001 and 2000, respectively, in order to limit the Fund's operating expenses. The investment advisor voluntarily waived $17,332 of its fees during the fiscal year ended June 30, 1999 in order to reduce the operating expenses of the Fund.

     (2)Pursuant to a written contact between the Advisor and the Trust, the Advisor waived $19,086 and $80,268 of its fees during the fiscal years ended June 30, 2001 and 2000, respectively, in order to limit the Fund's operating expenses. The investment advisor voluntarily waived $51,659 of its fees during the fiscal year ended June 30, 1999 in order to reduce the operating expenses of the Fund.

     (3)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $1,651 of its fees during the fiscal year ended June 30, 2001 in order to limit the Fund's operating expenses.

     (4)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $70,255 and $65,561 of its fees during the fiscal years ended June 30, 2001 and 2000, respectively, and reimbursed the Fund $16,937 of expenses for the fiscal year ended June 30, 2000, in order to limit the Fund's operating expenses. The investment advisor voluntarily waived $124,338 of its fees during the fiscal year ended June 30, 1999 in order to reduce the operating expenses of the Fund.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of certain Funds as follows: Tax-Free Money Market Fund Class A - 0.89%, Class S - ____; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares, 0.50% for Institutional shares and ___% for Class S shares; Florida Tax-Free Money Market Fund Class A- 0.75%, Class S - _____%; shares. These expense limitations will remain in effect until at least June 30, 2003.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliate of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force until May 1, 2003, and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees who have no direct financial interest in the investment advisory agreement, by a vote cast in person at a meeting called for the purpose of voting such approval. In determining whether to approve the continuation of the Funds' investment advisory agreement, the Board of Trustees requested, and the Advisor furnished, information necessary for a majority of the Trustees, including a majority of the Independent Trustees to make the determination that the continuance of the advisory agreement is in the best interests of the Funds and its shareholders. Specifically the Board was provided information on: (1) the Advisor's revenues and costs of providing services to the Funds, (2) industry data comparing advisory fees and expense ratios of comparable investment companies and (3) comparative performance information. The Trustees discussed the effectiveness of the Advisor in managing the investments of the Funds and monitoring the performance of the Sub-Advisor. They considered the Advisor's timeliness in responding to performance issues, its efforts in monitoring Sub-Advisor compliance, its level and depth of knowledge and its financial strength.

The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate of 0.15% of each Fund's average daily net assets. The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2003 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Ms. McGruder, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.

DISTRIBUTION PLAN
-----------------

Each Fund has adopted a plan of distribution (the "Plan") with respect to its Class S shares. The Plan provides for two categories of payments. First, the Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of a Fund's Class S shares, which may be paid to other dealers based on the average value of Class S shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class S shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class S shares, costs of advertising and promotion and any other expenses related to the distribution of Class S shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class S shares owned by their clients, in addition to the .25% account maintenance fee described above. Each Fund currently intends to limit the amount of distribution expenses to .60% per annum of the average daily net assets of Class S shares.

Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plan or any Implementation Agreement at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event the Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Jill T. McGruder, as an interested person of the Trust, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities that are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940, which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Funds to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Sub-Advisor anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

CALCULATION OF SHARE PRICE
--------------------------

The share price (net asset value, "NAV") of the shares of the Funds is determined as of 12:00 noon and 4:00 p.m., Eastern time, on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its NAV might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Funds value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of a Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Funds.

Pursuant to Rule 2a-7, each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invests only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by a Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two nationally recognized statistical rating organizations ("NRSROs") (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------

The Ohio Tax-Free Money Market Fund offers three classes of shares: Retail (Class A), Institutional and Class S shares. The Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund and the California Tax-Free Money Market Fund each offer two classes of shares: Class A and Class S shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution expense amounts.

Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. Class A shares and Institutional shares are subject to lower ongoing expenses than Class S shares over the term of the investment. Institutional shares are subject to a $1 million minimum investment. Class S shares are only sold through financial institutions and are used as a sweep vehicle to manage excess cash held in accounts.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

The chart below compares the 12b-1 fees applicable to each class of shares:

CLASS                        12b-1 FEE
--------------------------------------------------------------------------------
A                               0.25%
S                               0.60%
Institutional                   None
--------------------------------------------------------------------------------

CLASS A SHARES. Class A shares are subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

CLASS S SHARES. Class S shares are currently subject to an annual 12b-1 fee of up to 0.60% of a Fund's average daily net assets allocable to Class S shares. Class S shares are only sold through financial institutions and are used as a sweep vehicle to manage excess cash held in accounts.

Touchstone may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

INSTITUTIONAL SHARES (OHIO TAX-FREE MONEY MARKET FUND ONLY). Institutional shares are not subject to 12b-1 fees but have a minimum initial investment of $1 million.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax. The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Tax-Free Money Market Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the

California Tax-Free Money Market Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the Florida Tax-Free Money Market Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). Shareholders should consult their tax advisors as to the application of these provisions.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                     AMOUNT      EXPIRES JUNE 30
                                                     ------      ---------------
Tax-Free Money Market Fund                          $    392          2003
                                                         564          2004
                                                       2,865          2008

California Tax-Free Money Market Fund               $    447          2007

Ohio Tax-Free Money Market Fund                     $     90          2004
                                                       2,952          2008
                                                      12,818          2009

Florida Tax-Free Money Market Fund                  $  1,152          2007
                                                       6,777          2008

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

PERFORMANCE INFORMATION
-----------------------

Yield quotations on investments in the Funds are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Funds do not normally recognize unrealized gains and losses under the amortized cost valuation method).

The Funds may also quote a tax-equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for each class of shares of a Fund. The yield of Institutional shares of the Ohio Tax-Free Money Market Fund is expected to be higher than the yield of Class A (Retail) and Class S shares due to the distribution fees imposed on Class A and Class S shares. The yield of Class A shares of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund is expected to be higher than the yield of Class S shares due to the higher distribution fees imposed on Class S shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

iMoneyNet Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Market Fund may compare performance rankings with money market funds appearing in the Tax-Free Stockbroker & General Purpose Funds category. The Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund may compare performance rankings with money market funds appearing in the Tax-Free State Specific Stockbroker & General Purpose Funds categories.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Tax-Free Money Market Fund may provide comparative performance information appearing in the Tax-Exempt Money Market Funds category, the Ohio Tax-Free Money Market Fund may provide comparative performance information appearing in the Ohio Tax-Exempt Money Market Funds category, the California Tax-Free Money Market Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Florida Tax-Free Money Market Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of _________, 2002, the following shareholders held over 5% of the outstanding shares of a Fund (or class):

* May be deemed to control the Fund (or class) due to record ownership of 25% or more of the outstanding shares as of ________, 2002.

As of _________, 2002, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class).

CUSTODIANS
----------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for investments of the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the California Tax-Free Money Market Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

The Huntington Trust Company, N.A., 41 South High Street, Columbus, Ohio, has been retained to act as Custodian for investments of the Florida Tax-Free Money Market Fund. The Huntington Trust Company, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Huntington Trust Company receives a fee at the annual rate of .026% of the Fund's average net assets.

INDEPENDENT AUDITORS
--------------------

The firm of ________________________________________, Cincinnati, Ohio, has been selected as independent auditors for the Trust for the fiscal year ending June 30, 2003. The auditors perform an annual audit of the Trust's financial statements and advises the Trust on certain accounting matters

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated is an affiliate of the Advisor, the Sub-Advisor and Touchstone by reason of common ownership. Integrated receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Funds, provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

ACCOUNTING AND PRICING AGENT. Integrated also provides accounting and pricing services to the Trust. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a fee in accordance with the following schedule:

     ASSET SIZE OF FUND                                 MONTHLY FEE*
     ------------------                                 ------------

     $0 - $50,000,000                                      $2,500
     $ 50,000,000 - $100,000,000                           $3,000
     $100,000,000 - $200,000,000                           $3,500
     $200,000,000 - $300,000,000                           $4,000
     Over $300,000,000**                                   $5,000

* Subject to an additional monthly fee of $1,000 for each additional class of shares.
** Subject to an additional fee of .001% per annum of average daily net assets in excess of $300 million.

In addition, each Fund pays all costs of external pricing services.

ADMINISTRATIVE AGENT. Integrated is retained by the Advisor to assist the Advisor in providing administrative services to the Funds. In this capacity,
Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Funds pay Integrated a fee of ____________________________.

PART C.         OTHER INFORMATION
------          -----------------
Item 23.          Exhibits
-------           --------
  (a)  (i)           ARTICLES OF INCORPORATION

                     Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated May 25, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated July 31, 1996, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

       (v) Amendment No. 4, dated March 24, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vi) Amendment No 5, dated September 21, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vii) Amendment No. 6, dated March 27, 2001, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

  (b)                BYLAWS

                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV Of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

  (d)                INVESTMENT ADVISORY CONTRACTS

         (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (ii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Intermediate Term Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iv) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (v) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the California Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (vi) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Insured Tax-Free Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

        (vii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Florida Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

  (e)              UNDERWRITING CONTRACTS

        (i) Registrant's Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

        (ii) Form of Underwriter's Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

  (f)              BONUS OR PROFIT SHARING CONTRACTS

                   Touchstone Trustee Deferred Compensaton Plan, which was filed as Exhibit to Registrant's Post-Effective Amendment No. 48 is hereby incorporated by reference.

   (g)             CUSTODIAN AGREEMENTS

         (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Tax-Free Money Market Fund, the Tax-Free Intermediate TermFund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the California Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

         (ii) Custody Agreement with The Huntington Trust Company, N.A., the Custodian for the Florida Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

  (h)              OTHER MATERIAL CONTRACTS

          (i) Registrant's Accounting and Pricing Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (ii) Registrant's Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iii)     Administration Agreement between Touchstone Advisors,
                   Inc. and Integrated Fund Services, Inc. which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (iv) Registrant's Amended Expense Limitation Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

  (i)             LEGAL OPINION

                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

  (j)             OTHER OPINIONS

                  None

  (k)             OMITTED FINANCIAL STATEMENTS

                  None.

  (l)             INITIAL CAPITAL AGREEMENTS

                  Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is incorporated by reference.

  (m)             RULE 12b-1 PLAN

          (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (ii) Registrant's Plan of Distribution Pursurant to Rule 12b-1 for Class B shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (iv) Form of Administration Agreement for the administration of shareholder accounts, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.


  (n)             RULE 18f-3 PLAN

                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

  (o)             CODE OF ETHICS

      (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No 47, is incorporated by reference.

      (ii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

      (iii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

      (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.


Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. in its capacity as investment advisor and Fort Washington Investment Advisors, Inc. in its capacity as sub-advisor, and Touchstone Securities, Inc., in its capacity as principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE ADVISOR AND SUB-ADVISOR
--------  -------------------------------------------------------------

          A. TOUCHSTONE ADVISORS, INC. ( the "Advisor") is a registered investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone  Investment  Trust,   Touchstone Strategic Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer, and  IFS Holdings,
                         Inc., a holding company.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, Integrated Fund Services, Inc., a transfer agent and IFS Fund Distributors, Inc., a broker-dealer.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust.

                    (g)  President of Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a)  Director, Vice President & Comptroller of IFS Financial
                         Services,   Inc.,  IFS  Agency   Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)  James N. Clark, a Director of the Advisor

                    (a)  A  Director  of  IFS  Financial  Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

               (7)  Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (8)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

               (9)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

               (10) Robert F. Morand, Secretary of the Advisor

                    (a) Secretary of Touchstone Securities, Inc., IFS Agency
                        Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Assistant Secretary of IFS Financial Services, Inc. and
                        Touchstone Advisors, Inc.


          B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the Funds. Ft. Washington serves as the Sub-Advisor to Touchstone Investment Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.


               (1)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington

               See biography above

               (2)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

               (3)  James  J.  Vance,   Vice  President  and  Treasurer  of  Ft.
                    Washington

               See biography above

               (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               See biography above

               (6)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               See biography above

               (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (8)  John J. Goetz, Vice President of Ft. Washington


               (9) James A. Markley, Managing Director of Ft. Washington

               (10) Roger M. Lanham - Vice President of Ft. Washington

               (11) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (12) John J. O'Connor, Vice President of Ft. Washington

               (13) Timothy J. Policinski, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (i) Vice President- Public Bond Manager of Lincoln
                        Investment Management, Ft. Wayne, Indiana, until June 2001.

               (14) Daniel J. Carter, Assistant Portfolio Manager-Fixed Income
                    of Ft. Washington

               (15) Michele Hawkins- Complaince Officer

               (16) Kenneth Ryan- Assistant Vice President - Director of
                    Operations

               (17) Donald J. Wuebbling- Secretary

                    See biography above

Item 27        Principal Underwriters
-------        ----------------------
                  (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust. Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202. *The address is 420 East Fourth Street, Cincinnati, Ohio 45202. **The address is 400 Broadway, Cincinnati, Ohio 45202.

                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  President/
                                                               Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Treasurer           None


                    Edward S. Heenan**     Controller/Director None

                    James N. Clark**       Director            None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    Don W. Cummings**      Vice President      None

            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that she has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 16th day of May, 2002.

                                             TOUCHSTONE TAX-FREE TRUST

                                                 /s/ Tina D. Hosking
                                              By:---------------------------
                                                 Tina D. Hosking,
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 16th day of May, 2002.


/s/ Jill T. McGruder
-----------------------                President
JILL T. MCGRUDER                       and Trustee


/s/ Scott A. Englehart
-----------------------                Treasurer
SCOTT A. ENGLEHART


* WILLIAM O. COLEMAN                   Trustee
-----------------------

* PHILLIP R. COX                       Trustee
-----------------------

* H. JEROME LERNER                     Trustee
-----------------------

* OSCAR P. ROBERTSON                   Trustee
-----------------------

* NELSON SCHWAB, JR.                   Trustee
-----------------------

* ROBERT E. STAUTBERG                  Trustee
-----------------------

* J. LELAND BREWSTER II                Trustee
-----------------------

By: /s/ Tina D. Hosking
    -------------------
    TINA D. HOSKING
    Attorney-in-Fact*
    May 16, 2002